DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	¥ (2,017,319,542)	¥ (1,431,244,810)
Net cash used in investing activities	(2,048,843,302)	(2,129,264,757)
Net cash provided by financing activities	5,074,465,592	4,390,737,581
Net increase in cash and cash equivalent	¥ 1,008,302,748	¥ 830,228,014